UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock World Income Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2010 – 06/30/2011

Item 1 – Proxy Voting Record – Attached hereto.

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ICA File Number: 811-05603
Reporting Period: 07/01/2010 - 06/30/2011
BlackRock World Income Fund, Inc.

====================== BLACKROCK WORLD INCOME FUND, INC. =======================

AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  009037201
Meeting Date: MAY 12, 2011   Meeting Type: Annual/Special
Record Date:  APR 08, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Establish Range for Board Size (Minimum For       For          Management
      of Seven to Maximum of Ten)
2.1   Elect Director Robert Chadwick          For       Withhold     Management
2.2   Elect Director Paul Gagne               For       For          Management
2.3   Elect Director Peter Gordon             For       For          Management
2.4   Elect Director Paul Houston             For       For          Management
2.5   Elect Director Richard Huff             For       For          Management
2.6   Elect Director John Lacey               For       For          Management
2.7   Elect Director Gordon Lancaster         For       For          Management
2.8   Elect Director Pierre McNeil            For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Allow Board to Appoint Additional       For       For          Management
      Directors Between Annual Meetings
4     Amend By-Law No.1                       For       For          Management

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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock World Income Fund, Inc.

Date: August 29, 2011